Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
17.	RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group, ceased to be a related party of the Company in December 2024.
Mr. Qu Chengcai	Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr. Qu was no longer a related party of the Group since then.
Mr. Sun Zhichen	Chief Executive Officer from January, 2025, former Chief Financial Officer till October 17, 2024.
Mr. Zhang Yong	Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director

-	Transactions with related parties

As stated in Note 1, on October 31, 2023 and September 12, 2024, the Group transferred the equity interest in the Q&K HK and QK365, FENGLINJU PROPERTY (CHINA) LIMITED and Shanghai Meileju Intelligent Technology Co., Ltd, respectively, to Wangxiancai Limited for nominal consideration.

As stated in Note 13, the Group issued 72 million and 43.18 million stock options to Mr. Qu and Mr. Sun, respectively. (See Note 13 - Share based compensation)

-	Balances with related parties

As of September 30, 2024 and 2025, amounts due to related parties were RMB 4,324 and RMB 1,060, respectively.

(1) Balance with Key Space:

The balance due to related parties represented borrowings from Key Space which were due within 12 months from borrowing. During the financial year ended September 2025, Key Space ceased to be a related party of the Company. Accordingly, the outstanding balance with Key Space was excluded from the related party balances as of September 30, 2025 and reclassified to other payables.

(2) Balance with Mr. Zhang Yong:

The balance as of September 30, 2025 represented working capital loans provided by Mr. Zhang Yong. Mr. Zhang Yong was appointed as the Company’s Chief Executive Officer in October 17 2024 and subsequently resigned in January 2025. He remained a related party of the Company. The loans were provided from time to time from FY 2024, bear interest at 3.85% per annum and are due within one year from the respective borrowing dates. Details are as follows:

	As of September 30,
	2024	2025
Key Space	4,324	—
Mr. Zhang Yong	—	1,060
	4,324	1,060